Shares	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shares	Shares
a) Common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2021	30,022,928	(1,564,813)	28,458,115
Retired through share purchase program	(2,195,646)	—	(2,195,646)
Purchase of treasury shares	—	(26,012)	(26,012)
Settlement of certain equity classified stock-based compensation	—	184,364	184,364
Issued and outstanding at December 31, 2022	27,827,282	(1,406,461)	26,420,821
Purchase of treasury shares	—	(20,955)	(20,955)
Settlement of certain equity classified stock-based compensation	—	337,229	337,229
Issued and outstanding at December 31, 2023	27,827,282	(1,090,187)	26,737,095
Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2023, the Company withheld the cash equivalent of 234,728 shares for $5,479 to satisfy the recipient tax withholding requirements (year ended December 31, 2022 - 112,583 shares for $1,591).
b) Net income per share

Year ended December 31,	2023	2022
Net income	$63,141	$67,372
Interest from convertible debentures (after tax)	5,925	5,893
Diluted net income available to common shareholders	$69,066	$73,265

Weighted-average number of common shares	26,566,846	27,406,140
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,260,436	1,485,275
Dilutive effect of 5.00% convertible debentures	2,148,438	2,095,236
Dilutive effect of 5.50% convertible debentures	3,051,020	3,020,199
Weighted-average number of diluted common shares	33,026,740	34,006,850

Basic net income per share	$2.38	$2.46
Diluted net income per share	$2.09	$2.15
For the years ended December 31, 2023, and December 31, 2022, all securities were dilutive.
c) Share purchase program
On April 11, 2022, the Company commenced a normal course issuer bid ("NCIB") under which a maximum number of 2,113,054 common shares were authorized to be purchased. During the year ended December 31, 2022, the Company purchased and subsequently cancelled 2,113,054 shares under this NCIB, which resulted in a decrease to common shares of $16,824 and a decrease to additional paid-in capital of $15,827. This NCIB is now complete, with the purchase and cancellation of the maximum number of shares.
During the year ended December 31, 2022, the Company purchased and subsequently cancelled 82,592 shares under another NCIB which commenced on April 9, 2021, which resulted in a decrease to common shares of $665 and a decrease to additional paid-in capital of $816. This NCIB terminated April 8, 2022.
d) Dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2022	February 15, 2022	$0.08	March 4, 2022	April 8, 2022	$2,277
Q2 2022	April 26, 2022	$0.08	May 27, 2022	July 8, 2022	$2,232
Q3 2022	July 26, 2022	$0.08	August 31, 2022	October 7, 2022	$2,127
Q4 2022	October 25, 2022	$0.08	November 30, 2022	January 6, 2023	$2,098
Q1 2023	February 14, 2023	$0.10	March 3, 2023	April 6, 2023	$2,621
Q2 2023	April 25, 2023	$0.10	May 26, 2023	July 7, 2023	$2,641
Q3 2023	July 25, 2023	$0.10	August 31, 2023	October 6, 2023	$2,674
Q4 2023	October 31, 2023	$0.10	November 30, 2023	January 5, 2024	$2,674